Quarterly Holdings Report
for
Fidelity Managed Retirement 2015 Fund℠
October 31, 2025
RW34-NPRT1-1225
1.858597.119
Bond Funds - 68.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	88,671	887,596
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	12,275	95,989
Fidelity Series Corporate Bond Fund (a)	43,734	416,345
Fidelity Series Emerging Markets Debt Fund (a)	3,453	29,417
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	773	7,664
Fidelity Series Floating Rate High Income Fund (a)	608	5,360
Fidelity Series Government Bond Index Fund (a)	75,039	694,857
Fidelity Series High Income Fund (a)	600	5,367
Fidelity Series International Credit Fund (a)	321	2,744
Fidelity Series International Developed Markets Bond Index Fund (a)	30,383	266,455
Fidelity Series Investment Grade Bond Fund (a)	63,223	646,776
Fidelity Series Investment Grade Securitized Fund (a)	43,441	396,619
Fidelity Series Long-Term Treasury Bond Index Fund (a)	33,860	186,568
Fidelity Series Real Estate Income Fund (a)	520	5,313
TOTAL BOND FUNDS (Cost $3,798,514)		3,647,070

Domestic Equity Funds - 13.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	7,401	172,454
Fidelity Series Commodity Strategy Fund (a)	130	12,339
Fidelity Series Large Cap Growth Index Fund (a)	3,575	110,194
Fidelity Series Large Cap Stock Fund (a)	4,119	111,181
Fidelity Series Large Cap Value Index Fund (a)	11,372	207,655
Fidelity Series Small Cap Core Fund (a)	2,793	37,285
Fidelity Series Small Cap Opportunities Fund (a)	1,294	20,655
Fidelity Series Value Discovery Fund (a)	4,345	74,345
TOTAL DOMESTIC EQUITY FUNDS (Cost $447,501)		746,108

International Equity Funds - 15.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	3,947	74,557
Fidelity Series Emerging Markets Fund (a)	4,745	56,795
Fidelity Series Emerging Markets Opportunities Fund (a)	9,140	227,576
Fidelity Series International Growth Fund (a)	5,403	112,929
Fidelity Series International Index Fund (a)	2,829	42,744
Fidelity Series International Small Cap Fund (a)	3,261	65,260
Fidelity Series International Value Fund (a)	6,895	113,072
Fidelity Series Overseas Fund (a)	6,937	113,211
Fidelity Series Select International Small Cap Fund (a)	336	4,603
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $522,337)		810,747

Short-Term Funds - 2.4%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	2,609	26,320
Fidelity Series Treasury Bill Index Fund (a)	10,302	102,509
TOTAL SHORT-TERM FUNDS (Cost $128,209)		128,829

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $36,427)	4.21	36,427	36,427

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,932,988)	5,369,181
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,992)
NET ASSETS - 100.0%	5,367,189

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	826,165	132,750	75,286	7,476	(222)	4,189	887,596	88,671
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	95,468	11,693	13,588	897	(48)	2,464	95,989	12,275
Fidelity Series Blue Chip Growth Fund	155,800	27,399	22,870	4,364	219	11,906	172,454	7,401
Fidelity Series Canada Fund	49,252	28,373	4,643	-	20	1,555	74,557	3,947
Fidelity Series Commodity Strategy Fund	11,318	1,912	1,540	177	(29)	678	12,339	130
Fidelity Series Corporate Bond Fund	386,388	59,436	36,092	4,745	(2,540)	9,153	416,345	43,734
Fidelity Series Emerging Markets Debt Fund	27,313	3,475	2,561	414	(247)	1,437	29,417	3,453
Fidelity Series Emerging Markets Debt Local Currency Fund	7,949	778	1,409	-	(4)	350	7,664	773
Fidelity Series Emerging Markets Fund	48,590	10,027	9,237	-	1,004	6,411	56,795	4,745
Fidelity Series Emerging Markets Opportunities Fund	194,588	38,995	34,498	-	3,272	25,219	227,576	9,140
Fidelity Series Floating Rate High Income Fund	5,020	826	463	105	(14)	(9)	5,360	608
Fidelity Series Government Bond Index Fund	636,606	108,979	60,585	6,244	(4,597)	14,454	694,857	75,039
Fidelity Series Government Money Market Fund	60,914	22,938	47,425	633	-	-	36,427	36,427
Fidelity Series High Income Fund	5,098	653	466	87	(4)	86	5,367	600
Fidelity Series International Credit Fund	2,672	27	-	27	-	45	2,744	321
Fidelity Series International Developed Markets Bond Index Fund	250,193	36,088	23,151	1,152	(1,961)	5,286	266,455	30,383
Fidelity Series International Growth Fund	108,746	14,497	18,335	-	1,005	7,016	112,929	5,403
Fidelity Series International Index Fund	40,995	5,470	7,111	-	589	2,801	42,744	2,829
Fidelity Series International Small Cap Fund	65,224	4,740	6,435	-	1,684	47	65,260	3,261
Fidelity Series International Value Fund	120,853	14,495	31,385	-	7,184	1,925	113,072	6,895
Fidelity Series Investment Grade Bond Fund	595,507	97,099	57,195	6,658	(5,300)	16,665	646,776	63,223
Fidelity Series Investment Grade Securitized Fund	367,202	54,842	34,601	4,378	(3,577)	12,753	396,619	43,441
Fidelity Series Large Cap Growth Index Fund	99,419	14,872	14,578	-	263	10,218	110,194	3,575
Fidelity Series Large Cap Stock Fund	91,942	28,372	10,557	5,034	(20)	1,444	111,181	4,119
Fidelity Series Large Cap Value Index Fund	185,723	34,607	22,665	-	160	9,830	207,655	11,372
Fidelity Series Long-Term Treasury Bond Index Fund	198,185	26,404	45,346	1,888	(4,848)	12,173	186,568	33,860
Fidelity Series Overseas Fund	108,861	14,496	14,067	-	56	3,865	113,211	6,937
Fidelity Series Real Estate Income Fund	4,980	741	463	74	(6)	61	5,313	520
Fidelity Series Select International Small Cap Fund	4,408	-	-	-	-	195	4,603	336
Fidelity Series Short-Term Credit Fund	25,017	5,668	4,491	283	1	125	26,320	2,609
Fidelity Series Small Cap Core Fund	41,242	4,819	13,622	-	700	4,146	37,285	2,793
Fidelity Series Small Cap Opportunities Fund	18,928	2,698	2,329	349	10	1,348	20,655	1,294
Fidelity Series Treasury Bill Index Fund	160,129	28,924	86,706	1,651	(3)	165	102,509	10,302
Fidelity Series Value Discovery Fund	66,356	11,488	7,557	-	73	3,985	74,345	4,345
	5,067,051	848,581	711,257	46,636	(7,180)	171,986	5,369,181

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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